American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
October 31, 2025

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 36.2%
Focused Dynamic Growth Fund G Class(2)	106,146	9,798,302
Focused Large Cap Value Fund G Class	12,801,257	141,965,943
Growth Fund G Class	1,090,316	79,473,115
Heritage Fund G Class	1,194,729	38,446,380
Large Cap Equity Fund G Class	2,403,795	143,362,327
Mid Cap Value Fund G Class	3,568,576	58,417,591
Select Fund G Class	292,438	45,000,419
Small Cap Growth Fund G Class	770,955	20,384,055
Small Cap Value Fund G Class	1,953,536	19,046,979
		555,895,111
Domestic Fixed Income Funds — 32.1%
Diversified Bond Fund G Class	29,160,308	271,482,464
High Income Fund G Class	7,496,739	65,821,365
Inflation-Adjusted Bond Fund G Class	6,368,933	69,102,927
Short Duration Fund G Class	4,798,207	47,310,323
Short Duration Inflation Protection Bond Fund G Class	3,660,647	39,498,377
		493,215,456
International Equity Funds — 17.8%
Emerging Markets Fund G Class	1,639,813	25,302,316
Global Real Estate Fund G Class	1,583,746	21,934,881
International Growth Fund G Class	6,887,987	98,911,493
International Small-Mid Cap Fund G Class	1,964,046	23,784,601
International Value Fund G Class	7,569,276	84,018,962
Non-U.S. Intrinsic Value Fund G Class	1,891,916	20,546,208
		274,498,461
International Fixed Income Funds — 13.9%
Emerging Markets Debt Fund G Class	3,474,156	32,934,997
Global Bond Fund G Class	20,351,628	181,129,491
		214,064,488
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,203,519,204)		1,537,673,516
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,537,673,516

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$10,429	—	$669	$39	$9,799	106	$1,273	—
Focused Large Cap Value Fund	154,551	$1,511	14,158	62	141,966	12,801	3,999	$922
Growth Fund	85,542	—	4,522	(1,547)	79,473	1,090	10,225	—
Heritage Fund	47,648	81	4,700	(4,583)	38,446	1,195	4,653	—
Large Cap Equity Fund	180,779	—	26,042	(11,375)	143,362	2,404	23,313	—
Mid Cap Value Fund	69,852	367	10,420	(1,381)	58,418	3,569	2,514	367
Select Fund	47,474	—	6,976	4,502	45,000	292	553	—
Small Cap Growth Fund	24,640	—	4,401	145	20,384	771	1,516	—
Small Cap Value Fund	24,577	102	4,599	(1,033)	19,047	1,954	776	102
Diversified Bond Fund	305,815	5,944	51,100	10,823	271,482	29,160	(5,150)	3,663
High Income Fund	73,653	1,301	10,682	1,549	65,821	7,497	(982)	1,300
Inflation-Adjusted Bond Fund	76,091	154	9,625	2,483	69,103	6,369	(626)	—
Short Duration Fund	50,544	1,015	4,698	449	47,310	4,798	(236)	633
Short Duration Inflation Protection Bond Fund	41,591	540	3,195	562	39,498	3,661	27	—
Emerging Markets Fund	27,670	—	4,149	1,781	25,302	1,640	2,414	—
Global Real Estate Fund	23,202	—	2,118	851	21,935	1,584	261	—
International Growth Fund	87,797	6,531	—	4,583	98,911	6,888	—	—
International Small-Mid Cap Fund	22,718	—	464	1,531	23,785	1,964	75	—
International Value Fund	80,550	1,172	2,124	4,421	84,019	7,569	852	—
Non-U.S. Intrinsic Value Fund	19,400	412	252	987	20,547	1,892	36	—
Emerging Markets Debt Fund	36,161	812	5,868	1,831	32,936	3,474	(510)	812
Global Bond Fund	202,224	4,221	30,502	5,187	181,130	20,352	(3,223)	2,663
	$1,692,908	$24,163	$201,264	$21,867	$1,537,674	121,030	$41,760	$10,462
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.